Risks and Financial Instruments - summary of foreign exchange hedging instruments designated as fair value hedge (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedges [line items]
Notional amount - R$ | $		$ 90,000		$ 90,000
Result of hedging instruments - gain/(loss) - R$	R$ 6,528		R$ 584
Fair value adjustment of debt - R$	3,250		(208)
Financial expense in the statements of profit or loss - R$	R$ (8,968)		R$ (377)
Average effective cost - DI %	99.90%	99.90%	99.90%	99.90%
Ipiranga [member]
Disclosure of detailed information about hedges [line items]
Notional amount - R$ | $		$ 65,523
Result of hedging instruments - gain/(loss) - R$	R$ (87,448)
Fair value adjustment of inventories – R$	18,468
Foreign exchange hedging instruments [member]
Disclosure of detailed information about hedges [line items]
Notional amount - R$ | $		$ 235,000		$ 395,000
Result of hedging instruments - gain/(loss) - R$	574,378		79,466
Fair value adjustment of debt - R$	(13,131)		(36,764)
Financial expense in the statements of profit or loss - R$	R$ (597,735)		R$ (130,320)
Average effective cost - DI %	104.10%	104.10%	104.40%	104.40%
Interest rate hedging instruments [member]
Disclosure of detailed information about hedges [line items]
Notional amount - R$ | $		$ 806,054		$ 806,054
Result of hedging instruments - gain/(loss) - R$	R$ 67,446		R$ 72,957
Fair value adjustment of debt - R$	(18,446)		(76,992)
Financial expense in the statements of profit or loss - R$	R$ (99,555)		R$ (68,054)
Average effective cost - DI %	95.80%	95.80%	95.80%	95.80%